Property and Equipment, Net - Summary Of Property Plant And Equipment Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 10,371	$ 4,583	$ 5,002
MAVEN TOPCO LIMITED [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			13,867	$ 12,038
Less: accumulated depreciation			8,865	7,156
Property and equipment, net			5,002	4,882
Building [Member] | MAVEN TOPCO LIMITED [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			2,434	2,342
IT Equipment [Member] | MAVEN TOPCO LIMITED [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			9,695	8,264
Furniture and fixtures [Member] | MAVEN TOPCO LIMITED [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			1,700	1,397
Other equipment [Member] | MAVEN TOPCO LIMITED [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			$ 38	$ 35